UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Offshore Management LLC
Address: 450 Park Avenue, 8th Floor
         New York, NY  10022

13F File Number:  28-10332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robin S. Rothstein
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

      /s/ Robin S. Rothstein     New York, NY     February 04, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $136,918 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXAS PETE CORP              COM              003830106      238   102540 SH       SOLE                   102540        0        0
AIRGATE PCS INC                COM NEW          009367301     3650   102519 SH       SOLE                   102519        0        0
AMR CORP                       COM              001765106     3588   327666 SH       SOLE                   327666        0        0
ARGOSY GAMING CO               COM              040228108     7183   153810 SH       SOLE                   153810        0        0
ARM HLDGS PLC                  SPONSORED ADR    042068106     4222   684310 SH       SOLE                   684310        0        0
BAY VIEW CAP CORP DEL          COM NEW          07262L309     1443    94254 SH       SOLE                    94254        0        0
BLOCKBUSTER INC                CL B             093679207     1346   152754 SH       SOLE                   152754        0        0
CITIZENS COMMUNICATIONS CO     COM              17453B101      291    21122 SH       SOLE                    21122        0        0
FIRST HEALTH GROUP CORP        COM              320960107     4938   263940 SH       SOLE                   263940        0        0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204     7772   124585 SH       SOLE                   124585        0        0
GENCORP INC                    COM              368682100      952    51270 SH       SOLE                    51270        0        0
GENZYME CORP                   COM GENL DIV     372917104     1751    30156 SH       SOLE                    30156        0        0
GOLD BANC CORP INC             COM              379907108     2249   153810 SH       SOLE                   153810        0        0
GUIDANT CORP                   COM              401698105     9241   128165 SH       SOLE                   128165        0        0
INTEGRATED ELECTRICAL SVC      COM              45811E103      273    56388 SH       SOLE                    56388        0        0
INTERNATIONAL STL GROUP INC    COM              460377104     1560    38451 SH       SOLE                    38451        0        0
KMART HLDG CORPORATION         COM              498780105     6352    64197 SH       SOLE                    64197        0        0
LIFEPOINT HOSPITALS INC        COM              53219L109      289     8306 SH       SOLE                     8306        0        0
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105      385    61524 SH       SOLE                    61524        0        0
NEXTEL PARTNERS INC            CL A             65333F107     4407   225554 SH       SOLE                   225554        0        0
NORTEL NETWORKS CORP NEW       COM              656568102     7039  2016795 SH       SOLE                  2016795        0        0
NORTHWEST AIRLS CORP           CL A             667280101      700    64086 SH       SOLE                    64086        0        0
OCULAR SCIENCES INC            COM              675744106    25127   512700 SH       SOLE                   512700        0        0
OWENS ILL INC                  COM NEW          690768403     2323   102540 SH       SOLE                   102540        0        0
PATHMARK STORES INC NEW        COM              70322A101      149    25635 SH       SOLE                    25635        0        0
PATINA OIL & GAS CORP          COM              703224105     1922    51260 SH       SOLE                    51260        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109     1139   256486 SH       SOLE                   256486        0        0
SCITEX LTD                     ORD              809090103       80    15381 SH       SOLE                    15381        0        0
SELECT MEDICAL CORP            COM              816196109     5188   294801 SH       SOLE                   294801        0        0
SIX FLAGS INC                  COM              83001P109     1308   243499 SH       SOLE                   243499        0        0
SYMANTEC CORP                  COM              871503108     2113    82016 SH       SOLE                    82016        0        0
TESORO CORP                    COM              881609101      595    18662 SH       SOLE                    18662        0        0
U S G CORP                     COM NEW          903293405    24452   607199 SH       SOLE                   607199        0        0
VISX INC DEL                   COM              92844S105     2653   102540 SH       SOLE                   102540        0        0